Use of judgements and estimates	6 Months Ended
Jun. 30, 2022
Use of judgements and estimates
Use of judgements and estimates

4.Use of judgements and estimates

In preparing these interim condensed consolidated financial statements, management has made judgements and estimates that affect the application of accounting policies and the reported amounts of assets, liabilities, incomes and expenses. Actual results may differ from these estimates.

The significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those described in the Group’s consolidated financial statements for the year ended December 31, 2021 except for as described below.

Warrants’ valuation

Upon completion of the Transaction on August 26, 2021, each outstanding warrant to purchase Kismet’s ordinary shares was converted into a warrant to acquire one ordinary share of the Company, at a price of US$ 11.50 per share. A total of 20,250,000 Kismet warrants were converted into 20,249,993 warrants of the Company, 13,499,993 of which are public and 6,750,000 of which are private.

The Company accounts for the warrants in its financial statements as a liability in accordance with IAS 32 - Financial Instruments: Presentation and IFRS 9 - Financial Instruments. The warrants are initially recorded at fair value and then revalued at each reporting date until exercised, with any change in fair value to be recognized in the interim condensed consolidated statement of profit or loss and other comprehensive income.

Management exercised judgement in applying Monte-Carlo simulation for the purpose of estimating fair value of Private Warrants and Public Warrants, as there is no active market. For the key assumptions of the model see Note 22.

Sensitivity to input parameters

Our estimates are sensitive to input parameters, particularly to change in volatility. Below is the analysis of sensitivity to this parameter:

●	While other parameters remain constant, an increase of volatility by 10% would increase the fair value of public and private warrants as at June 30, 2022 by 2,650.
●	While other parameters remain constant, a decrease of volatility by 10% would decrease the fair value of public and private warrants as at June 30, 2022 by 3,227.

Key assumption of share price in the model is starting share price which is estimated based on the two approaches (see Note 21). Another key assumption of risk-free rate is a static parameter as of date derived from Bloomberg system applied without modifications.

Below is the analysis of sensitivity to the starting share price parameter:

●	While other parameters remain constant, an increase of starting share price by 10% would increase the fair value of public and private warrants as at June 30, 2022 by 3,390.
●	While other parameters remain constant, a decrease of starting share price by 10% would decrease the fair value of public and private warrants as at June 30, 2022 by 2,715.

Measurement of the financial instruments issued as part of the investments in equity accounted associates

Valuation of the financial instruments arose in the result of investments into equity associates during the reporting period which included sellers and founders earn-outs, call and put options of Nexters Inc. and respective shareholders as per shareholders’ and share purchase agreements.

Valuation of the financial instruments is based on achievement by the equity accounted associates of performance targets such as Net bookings and EBITDA over certain agreed periods of time. In order to estimate achievement of such performance targets management utilized Monte-Carlo simulations over the agreed periods and projected various outcomes for each performance target based on the underlying management assumptions of the investees’ future business growth. Management determined the fair values of the financial instruments based on outputs provided by those Monte-Carlo simulations.

In order to determine the fair value of the financial instruments (see Note 3 and 16) management applied the following assumptions:

●	Assumption of target pay back on marketing investments in customer acquisition applied to the projected periods. This assumption is based on the historical effectiveness of marketing expenses for Hero Wars game and management applied adjustment related to uncertainty of the games being new.
●	Assumption of Discount rate based on risk-free rate (see Change in estimate chapter in Note 4 below)
●	Assumption of valuation of investees based on multiples of Enterprise Value to Net bookings and Enterprise Value to Investor’s consolidated management EBITDA based on publicly traded peers from gaming industry.
●	Assumption of Standard deviation (Sigma parameter of GBM distribution) of marketing expenditure incurred in order to generate bookings over the projected period of time with bookings benchmarked against historic performance of the same genre games in the gaming industry and implying certain Failure rate for such games.

Due to the fact, that stochastic generated marketing costs are mainly dependent from sigma parameter of GBM distribution, sigma was used in sensitivity tests to determine change in fair value of financial instruments with the change of marketing costs.

The analysis of sensitivity to the key parameters of financial model in MX Capital Ltd are presented below:

●	While other parameters remain constant, an increase of target pay back on marketing investments by 30 days would decrease the fair value of founders earn-outs, sellers earn-outs, call and put options of MX Capital Ltd as at June 30, 2022 by 230, 477, 20 and 1 consequently.
●	While other parameters remain constant, a decrease of target pay back on marketing investments by 30 days would increase the fair value of founders earn-outs, sellers earn-outs and call option of MX Capital Ltd as at June 30, 2022 by 129, 270, 0 and decrease the fair value of put option by 13.
●	While other parameters remain constant, an increase of risk-free rate by 10% would decrease the fair value of founders earn-outs, sellers earn-outs, call and put options of MX Capital Ltd as at June 30, 2022 by 6, 77, 4 and 1 consequently.
●	While other parameters remain constant, a decrease of risk-free rate by 10% would increase the fair value of founders earn-outs, sellers earn-outs and call and put options of MX Capital Ltd as at June 30, 2022 by 6, 78, 4 and 1 consequently.
●	While other parameters remain constant, an increase of multiples by 10% would increase the fair value of call option of MX Capital Ltd as at June 30, 2022 by 1,279 and decrease the fair value of put option by 50.
●	While other parameters remain constant, a decrease of multiples by 10% would decrease the fair value of call option of MX Capital Ltd as at June 30, 2022 by 557 and increase the fair value of put option by 751.
●	While other parameters remain constant, an increase of sigma by 10% would increase the fair value of founders earn-outs and put option of MX Capital Ltd as at June 30, 2022 by 71 and 89 and decrease the fair value of sellers earn-outs and call option by 244 and 20.
●	While other parameters remain constant, a decrease of sigma by 10% would increase the fair value of sellers earn-outs and call option of MX Capital Ltd as at June 30, 2022 by 366 and 20 and decrease the fair value of founders earn-outs and put option by 200 and 86.

The analysis of sensitivity to the key parameters of financial model in Castcrown Ltd are presented below:

●	While other parameters remain constant, an increase of target pay back on marketing investments by 30 days would decrease the fair value of call option of Castcrown Ltd as at June 30, 2022 by 304.
●	While other parameters remain constant, a decrease of target pay back on marketing investments by 30 days would increase the fair value of call option of Castcrown Ltd as at June 30, 2022 by 568.
●	While other parameters remain constant, an increase of risk-free rate by 10% would decrease the fair value of call option of Castcrown Ltd as at June 30, 2022 by 212.
●	While other parameters remain constant, a decrease of risk-free rate by 10% would increase the fair value of call option of Castcrown Ltd as at June 30, 2022 by 10.
●	While other parameters remain constant, an increase of multiples by 10% would increase the fair value of call option of Castcrown Ltd as at June 30, 2022 by 796.
●	While other parameters remain constant, a decrease of multiples by 10% would decrease the fair value of call option of Castcrown Ltd as at June 30, 2022 by 925.
●	While other parameters remain constant, an increase of sigma by 10% would decrease the fair value of call option of Castcrown Ltd as at June 30, 2022 by 571.
●	While other parameters remain constant, a decrease of sigma by 10% would increase the fair value of call option of Castcrown Ltd as at June 30, 2022 by 463.

Measurement of the intangible assets recognized at the business combination

Management has assessed fair value of the assets acquired and liabilities assumed in the acquisition of Lightmap Ltd and used the relief-from royalty method under the income approach to measure the fair value of the intangible assets acquired. The intangible assets acquired mainly include IP rights, trademark, domain name and R&D.

The relief-from-royalty method measures the fair value of intangible assets using assumptions about what would it cost for a market participant to use the acquired intangible asset if another entity owned it. This technique is appropriate only if the highest and best use of the asset is to use it actively in the market. As a result of owning the asset, a market participant is relieved from making royalty payments that might otherwise be required. This method includes assumptions about the stream of payments that would be required, usually in the form of royalties, to another party for the right to use the asset. The fair value of the intangible asset is measured as the discounted stream of payments from which the acquiring entity is relieved because it owns the asset.

Management believes that the ‘relief-from-royalty method’ is the most appropriate method for the valuation of the intangible assets, as it minimizes the unobservable inputs. The highest and best use of main game of Gracevale Ltd is to use it actively in the market and earn revenue from in-app purchases and advertising. The fair value of the game can be measured as the discounted stream of royalty payments from which Nexters Inc. is relieved because it owns the asset. The following assumptions were used to measure the fair value of the intangible assets:

●	A specific discount rate, which is based on the WACC of Nexters Inc. amounting to 10.5% and additional 5% to reflect the investee-specific risks. The Nexters Inc.’s WACC is based on the rate of 30-year treasury bonds issued by the government in the US market and in the same currency as the cash flows, adjusted for a risk premium to reflect both the increased risk of investing in equities generally and the systematic risk of the specific CGU;
●	A useful life of the game was assumed to be four years, as the game has reached its maturity stage.
●	Royalty rate of 26% was used being the median of the arm’s length royalty rate ranges observed in the market from 19% to 40%.
●	Projected gross bookings based on the financial models’ base forecast including failure rate of 21.05%, based on on AppMagic historical data of the games having the same genre and comparable size. Failure event is a descend of the net bookings of 20% for two consecutive years. This event means that Company was unable to find marketing strategy to scale the business.

Measurement of the tax uncertainties of the acquired companies

Accounting for the tax uncertainties involves a significant judgement in respect of both assessment of the probability of the realization of the tax uncertainties and quantification of the tax uncertainties.

The Group recognized the tax uncertainties by applying 75% probability to the tax uncertainties considered to be probable and 30% to the tax uncertainties considered to be possible. For the more details on the amounts of tax risks see Note 13, 16 and 21, depending on the nature of the risk.

Seasonality

Our business experiences the effects of seasonality. We usually experience certain decreases in the efficiency of our marketing and user acquisition towards the end of the year as a result of competition for the same users from retail advertising campaigns during Halloween, Thanksgiving and Christmas as well as during summer months due to the decrease in time spent online by our players during the summer vacation season. We typically benefit from the increased efficiency in this respect during the first quarter of each year. To address seasonality, our strategy is to (i) decrease the intensity of our user acquisition and marketing campaigns in summer and towards the end of the year; (ii) only utilize those channels and instruments that we believe are less saturated with the competing marketing campaigns; and (iii) increase the intensity of our user acquisition and marketing activities in the first quarter of each year.

Correction of errors – comparative period

During the preparation of the consolidated financial statements for 2021, management identified several errors, which were disclosed in the respective note.

They related to the inconsistencies in calculation of the withholding taxes in Brazil and Taiwan, indirect taxes in Japan, deferred revenue and complex share options for the periods ended on December 31, 2020 and 2019.

Change in estimates

Intangible assets

Management has assessed fair value of the intangible assets at acquisition using the relief-from royalty method under the income approach (for the assumptions refer to Note 4 above). As at June 30, 2022 Management applied change in estimates due to the changes in the assumptions related to certain input parameters of the valuation models as presented below:

●	In WACC as a benchmark of risk-free rate, we used as at June 30, 2022 the yield of the 30-year treasury bonds issued by the US government as opposed to 10-year notes before. Also, the discount for the lack of marketability (DLOM) was replaced by industry accepted size risk premium, as there is no accurate way to predict the date of the trading halt release.

If there were no changes to the fair values of intangible assets their fair value would have been higher by 362 at the acquisition date.

Warrants

As stated above the Company accounts for the warrants in its financial statements as a liability in accordance with IAS 32 - Financial Instruments: Presentation and IFRS 9 - Financial Instruments.

Management exercised judgement in applying Monte-Carlo simulation for the purpose of estimating fair value of Private Warrants and Public Warrants. As a result of more precise estimate the following assumptions were changed as at June 30, 2022:

●	The discount for the lack of marketability (DLOM) was not applied as there is no accurate way to predict the date of the trading halt release.
●	Estimated effect of losses to be incurred as a result of changed operating environment was updated from 5.1% to 11.9%.
●	Implied multiples were calculated using the last quoted share price to estimate a discount to average multiples of our peer group (31% for EV/Bookings and 37% for EV/EBITDA) and the discounts from these multiples were applied to estimate them as at the reporting date.

If the warrants were valued using previous approach their fair value as at June 30, 2022 would have been lower by 7,847.

Financial instruments

As for the valuation of warrants, for other financial instruments management determined the fair values of the financial instruments based on outputs provided by Monte-Carlo simulations. As a result of more precise estimate the following assumptions were changed as at June 30, 2022:

●	The discount for the lack of marketability (DLOM) was not applied as there is no accurate way to predict the date of the trading halt release.
●	Assumption of Discount rate based on risk free rate of 3% was used instead of discount rate based on weighted average cost of capital (WACC) of Nexters Inc., which was adjusted to account for the specific risks of investees before.
●	15% discount on platform commission for the publisher on each platform limited by 1,000 million of net bookings was applied.

If financial instruments were valued using previous approach the fair value of call option of Castcrown Ltd as at June 30, 2022 would be less by 1,638, the fair value of call option of MX Capital Ltd would be less by 155.

The fair value of founders earn-outs of MX Capital Ltd would be less by 247, of sellers earn-outs would be less by 3,037 and of put option would be less by 42.